Trade and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Notes Payable
Schedule of trade and notes payable

	As of December 31,
	2024	2025
Trade payable for raw materials	40,041,977	23,713,783
Notes payable(1)	13,554,217	16,865,436
Total	53,596,194	40,579,219
(1)

Certain banks offer supply chain financing channels to the Group’s suppliers. In connection with this program, the Group issues notes to participating suppliers which can elect to assign such notes, at a discount, to the banks for payment at or before the maturity of each note. The maturity of each note is consistent with the original supplier payment terms. The Group incurs insignificant bank service fees in connection with this arrangement. All terms related to the Group’s payment obligations to participating suppliers (which may be assigned to the banks) remain unchanged as part of this program. The outstanding amount of the Group’s supply chain financing channels program as of December 31, 2024 and 2025 were nil and RMB484,607, respectively.

Schedule of maturity of trade and notes payable

	As of December 31,
	2024	2025
Within 3 months	32,471,247	26,797,558
Between 3 months and 6 months	20,387,075	7,268,802
Between 6 months and 1 year	711,292	6,496,892
More than 1 year	26,580	15,967
Total	53,596,194	40,579,219